Segment Information - Summary of Segment Information (Parenthetical) (Details) - Operating Segments ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Learning Services
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ 165	$ 23	¥ 62	¥ 522
Tourism Services
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	1,959	269	2,059	672
Others
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ 37	$ 5	¥ 46	¥ 215